BASIS OF PRESENTATION (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ 6,336,639						$ 6,336,639		$ 4,265,759	$ 1,261,140
Working capital	1,817,541						1,817,541		341,187
Net loss	$ 726,509	$ 666,325	$ 678,046	$ 665,904	$ 649,861	$ 461,682	2,070,880	$ 1,777,447	3,004,619	1,259,590
Net cash provided by used in operating activities							$ 1,378,475	$ 1,221,221	$ 1,774,182	$ 829,809